Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of purchase price allocation
The purchase price from our acquisitions was allocated to the fair value of assets acquired and liabilities assumed in the respective years as follows:

	Year ended December 31,
(in thousands)	2014	2015
Goodwill	€859	€2,583
Identifiable intangible assets:
Customer relationships	0	38
Net assets acquired(1)	180	2,224
Redeemable noncontrolling interest	0	(2,230)
Total purchase consideration	€1,039	€2,615

(1) Includes cash acquired of €0.1 million and €2.4 million in 2014 and 2015, respectively.

Business acquisition pro forma information
Supplemental information on an unaudited combined pro forma basis, as if the acquisitions had been consummated on January 1, 2014, is presented as follows:

	Year ended December 31,
(in thousands)	2014	2015
Revenue	€311,076	€494,387
Net loss	€(22,973)	€(39,359)